Fair Value Measurements (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements [Abstract]
Schedule Of Fair Value Of Pension Plan Assets

2011	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$271.7	$—	$—	$271.7
Restricted cash and cash equivalents— current	2.6	—	—	2.6
Restricted cash and cash equivalents— non-current	13.7	—	—	13.7
Available-for-sale equity securities — current	0.3	—	—	0.3

Total	$288.3	$—	$—	$288.3

2010	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$422.5	$—	$—	$422.5
Restricted cash — current	208.2	—	—	208.2
Restricted cash — non-current	14.9	—	—	14.9
Available-for-sale equity securities — current	2.0	—	—	2.0
Available-for-sale debt securities — non-current	—	—	0.2	0.2

Total	$647.6	$—	$0.2	$647.8

Schedule Of Changes In Fair Value Of Financial Assets Measured At Fair Value On A Recurring Basis

2011	Auction Rate Securities
Beginning balance at January 1, 2011	$0.2
Realized gains included in net investment gains	—
Unrealized losses included in other comprehensive income	—
Disposals	(0.2)

Ending balance at December 31, 2011	$—

2010	Auction Rate Securities	Warrants	Total
Beginning balance at January 1, 2010	$0.4	$0.4	$0.8
Realized gains included in net investment gains	—	1.2	1.2
Unrealized losses included in other comprehensive income	(0.2)	—	(0.2)
Redemptions	—	(1.6)	(1.6)

Ending balance at December 31, 2010	$0.2	$—	$0.2

Schedule Of Principal Amounts And Fair Values Of Debt Instruments

	2011		2010
	Principal Amount	Fair Value	Principal Amount	Fair Value
2016 Notes issued October 2009	$472.1	$503.4	$625.0	$624.2
2016 Notes issued August 2010	152.4	161.7	200.0	193.4
2013 Fixed Rate Notes	—	—	449.5	458.5
2013 Floating Rate Notes	—	—	10.5	10.5

Total debt instruments	$624.5	$665.1	$1,285.0	$1,286.6